Equity method investment, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity method investment, net
Balance at the beginning	¥ 257,122
Additions	32,354	$ 4,830	¥ 490
Share of results	(115)	(17)	33
Return of capital	(19,311)	(2,883)	(26,652)
Impairment losses	62,623
Balance at the ending	207,427	$ 30,968		¥ 257,122
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Equity method investment, net
Balance at the beginning	257,122		¥ 468,598	468,598
Additions	32,354			84,566
Share of results	(115)			(47)
Return of capital	(19,311)			(50,088)
Impairment losses	62,623			187,329
Disposal				(58,578)
Balance at the ending	¥ 207,427			¥ 257,122